Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Cash Flows [Abstract]
NET LOSS BEFORE TAX FOR THE YEAR	$ (76,761)	$ (66,875)	$ (30,202)
Adjustments for:
Depreciation expense	109	70	46
Post-employment cost / (benefit)	(96)	7	(384)
Share-based compensation expense	9,152	8,856	2,237
Income tax paid	(11)
Finance (income) / expense, net	(359)	(589)	61
Increase in other receivables	(96)		(714)
Decrease / (increase) in prepaid expenses, deferred costs and other long term-assets	(4,225)	721	(2,033)
Increase / (decrease) in other payables and current liabilities	(16)	399	1,788
Increase in accrued expenses and other long-term liabilities	8,362	1,696	612
NET CASH FLOWS USED IN OPERATING ACTIVITIES	(63,941)	(55,715)	(28,589)
Cash used for rental deposits	(83)	(96)
Payments for plant and equipment	(188)	(189)	(45)
Acquisition of a license		(5,000)
NET CASH FLOWS USED IN INVESTING ACTIVITIES	(271)	(5,285)	(45)
Proceeds from issuance of shares	97,861	156,786	46
Payment of share issuance costs	(6,881)	(11,042)	(33)
Proceeds from exercise of stock-options	672
Payment of deferred costs of financing activities			(206)
Interest paid		(1)	(8)
Interest received			34
NET CASH FLOWS FROM / (USED IN) FINANCING ACTIVITIES	91,652	145,743	(167)
Net increase / (decrease) in cash and cash equivalents	27,440	84,743	(28,801)
Cash and cash equivalents as at January 1,	110,841	25,508	54,275
Effects of exchange rate changes on cash and cash equivalents	359	590	34
Cash and cash equivalents as at December 31,	$ 138,640	$ 110,841	$ 25,508